Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of shares issued granted options
	Six months ended June 30, 2022
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	398,000	9.22	4 years	10 years
Directors	217,000	9.22	4 years	10 years

	Six months ended June 30, 2021
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	76,500	$12.78- 13.08	4 years	10 years

Schedule of fair value options granted
	Six months ended June 30
	2022	2021
Value of ordinary share	$9.07-9.22	$11.9-$13.93
Dividend yield	0%	0%
Expected volatility	67.28%-67.95%	65.36%-66.49%
Risk-free interest rate	1.72%-3.03%	0.64%-1.06%
Expected term	6.11 years	6.11 years

Schedule of the number of options granted to employees under the option plan
	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	1,220,694	$7.71
Granted	615,000	9.22
Exercised	(39,457)	4.42
Forfeited or expired	(10,938)	10.49
Options outstanding at the end of the year	1,785,299	$8.14
Options exercisable at the end of the year	819,651	$6.5

Schedule of the number of options granted to non- employees under the option plan
	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	15,416	$16.04
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Options outstanding at the end of the year	15,416	$16.04
Options exercisable at the end of the year	9,141	$9.64

Schedule of share-based compensation
	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021
	U.S. dollars in thousands		U.S. dollars in thousands
Cost of revenue	$2	$42	$2	$18
Research and development	374	378	173	219
General, administrative, and marketing	647	542	400	246
	$1,023	$962	$575	$483